FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		March 31,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$57,503,797	$—